Other Non-Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Other Liabilities Noncurrent [Line Items]
Deferred rent	$ 1,878	$ 1,746
Deferred purchase consideration	1,840
Contingent purchase consideration		1,354
Cash settlement payable to the former owners of TuneUp (Note 22)		883
Other	357	113
Total other non-current liabilities	$ 4,075	$ 4,096